Taxes - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ 5,480,516	$ 2,541,484	$ 2,682,881	$ 2,608,311
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	2,849,087	1,002,062	611,766
Provisions [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	2,404,032	1,994,762	1,840,988
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,875,872	1,161,860	1,373,561
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,631,706	1,193,098	208,618
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	139,410	79,591	94,864
Excess presumptive income
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	64,249	(37,638)
Right-of-use assets
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(33,592)	0	0
Investments and hedging [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(45,844)	(143,717)
Goodwill [member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(363,968)	(404,394)	(408,932)
Property, plant and equipment and Natural and environmental resources [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ (3,040,436)	$ (2,304,140)	$ (1,006,299)